RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative)												3 Months Ended							6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 28, 2025 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares		Mar. 04, 2025 shares	Feb. 25, 2025 shares	Dec. 27, 2024 shares	Dec. 23, 2024 $ / shares shares	Sep. 13, 2024 USD ($) shares	Jul. 03, 2024 $ / shares shares	Dec. 23, 2023 USD ($) $ / shares shares	Dec. 15, 2023	Jun. 30, 2025 USD ($) $ / shares shares		Mar. 31, 2025 USD ($) $ / shares shares		Jun. 30, 2024 shares	Mar. 31, 2024 USD ($) $ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 shares	Sep. 30, 2024 shares	Mar. 31, 2025 USD ($) $ / shares shares		Mar. 31, 2024 USD ($) $ / shares shares		Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares	Dec. 23, 2024 $ / shares	Sep. 13, 2024 $ / shares shares	Jul. 03, 2024 $ / shares	Mar. 31, 2024 $ / shares	Dec. 23, 2023 $ / shares	Mar. 31, 2023 $ / shares	[1]	Mar. 31, 2023 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accounts payable and accrued liabilities | $		$ 105,799												$ 105,799								$ 105,799
Unsecured loan | $		$ 68,080										$ 68,864		$ 68,080			$ 64,936		$ 68,864			$ 68,080		$ 64,936
Interest rate		5.00%										5.00%		5.00%					5.00%			5.00%
Repayments of related party debt | $												$ 0										$ 0
Number of stock options, Granted | shares												602,487		158,235		111,191	70,925		4,592,428	3,913,694	6,518,044	364,099		370,365
Exercise price | (per share)		$ 20.94	[1]											$ 20.94	[1]		$ 22.32	[1]				$ 20.94	[1]	$ 22.32	[1]		$ 30.10				$ 32.09		$ 15.08		$ 21.68
Share-based payment award, award rights description							33.33% of the stock options vested on the grant date and 33.33% will vest every 6 months after the grant date.				33.33% vested on December 30, 2024, and 33.33% every 6 months thereafter.
Stock options | $																						$ 2,951,695
Shares granted | $	$ 495,635											$ 975
July 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted | $												6,367
December 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted | $												$ 9,989
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, Granted | shares												33,334										364,099
Exercise price | (per share)		$ 22.07	[2]									$ 21.49	[2]	$ 22.07	[2]		$ 23.53	[2]	$ 21.49 [2]			$ 22.07	[2]	$ 23.53	[2]	$ 29.32	$ 30.10				$ 32.09
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, Granted | shares		6,173		80,247	9,259	12,346		74,074	359,817			344,431		29,948		36,895			3,049,516	2,621,935	127,400
Share-based payment award, award rights description								vesting 24,691 within one year of the grant date and 8.33% every three months afterwards.	33.33% within one year of the grant date and 33.33% every year thereafter.
Restricted stock granted | shares												685,373
Share-based payment | $								$ 18,617				$ 3,584										$ 439,973
James Hendrickson [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Other liabilities | $		$ 83,500												$ 83,500								83,500
Number of stock options, Granted | shares							7,407		3,704	1,852
Exercise price | (per share)							$ 22.36		$ 21.18	$ 22.57																		$ 30.51		$ 28.89		$ 36.45
Expiration term							5 years		5 years	5 years
Share-based payment award, award rights description							25% will vest within one year of the grant date, and 6.25% every subsequent quarter.		25% of the options will vest within one year of the grant date and 6.25% every subsequent quarter.	25% within one year of the grant date, and 6.25% every subsequent quarter.
Stock options, value | $										$ 374,011
Stock options | $										$ 9,913
Shares vested | shares										1,852
James Hendrickson [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, Granted | shares							7,407
Exercise price | (per share)							$ 21.22		$ 20.10																			$ 30.51		28.89
Expiration term							5 years
Share-based payment award, award rights description							25% will within one year of the grant date, and 6.25% every subsequent quarter.
Stock options, value | $																						118,679
Stock options | $																						40,354
Michael Blum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Other liabilities | $		20,000										20,000		20,000					20,000			20,000
Michael Blum [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration term								10 years
Share-based payment award, award rights description								8.33% every three months afterwards.
Restricted stock granted | shares								74,074
Restricted stock exercise price | $ / shares																													$ 0
Expected to vesting shares | shares																													24,691
Kevin Wilson [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Other liabilities | $		$ 2,299												$ 2,299								2,299
Number of stock options, Granted | shares									1,852	16,278
Exercise price | (per share)									$ 21.18	$ 22.57																				28.89		$ 36.45
Expiration term									5 years	5 years
Share-based payment award, award rights description									25% of the options will vest within one year of the grant date and 6.25% every subsequent quarter.	25% within one year of the grant date, and 6.25% every subsequent quarter.
Shares vested | shares										16,278
Kevin Wilson [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | (per share)									$ 20.10																					$ 28.89
Kevin Wilson [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment award, award rights description									They vest 33.33% within one year of the grant date and 33.33% yearly thereafter.
Restricted stock granted | shares									1,852
Restricted stock exercise price | $ / shares									$ 0
Expiration term									10 years
James Hendrickson and Kevin Wilson [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, value | $																						89,355
Stock options | $																						$ 41,095
Three Independent Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment award, award rights description									They vest 33.33% within one year of the grant date and 33.33% yearly thereafter.
Restricted stock granted | shares									16,665
Restricted stock exercise price | $ / shares									$ 0
Expiration term									10 years
Gordon Scott Paterson [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, Granted | shares							3,704
Expiration term							5 years
Share-based payment award, award rights description							They vest 33.33% within one year of the grant date and 33.33% yearly thereafter.
Gordon Scott Paterson [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted | shares									5,555			6,172										6,172
Restricted stock exercise price | $ / shares							$ 0
Shares granted | $												$ 26,206										$ 12,078
Jonhatande Vos [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted | shares									5,555
Jay Samit [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted | shares									5,555
Kelvin Wilson [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment | $												$ 11,617										$ 122,299
Two Independent Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, Granted | shares							7,408
Jonathande Vos [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, Granted | shares							3,704
Expiration term							5 years
Share-based payment award, award rights description							They vest 33.33% within one year of the grant date and 33.33% yearly thereafter.
Jonathande Vos [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock exercise price | $ / shares							$ 0

[1]	Converted at balance sheet rate.
[2]	Converted at balance sheet rate.